Provision for Major Overhauls - Details of Provision for Major Overhauls in Respect of Aircraft Held under Operating Leases (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in other provisions [abstract]
Beginning balance	¥ 2,857	¥ 2,365
Additional provision	1,063	1,020
Utilization	(550)	(528)
Ending balance	3,370	2,857
Less: current portion	(562)	(768)
Total	¥ 2,808	¥ 2,089